UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09911

Hussman Investment Trust

(Exact name of registrant as specified in charter)

6021 University Boulevard, Suite 490 Ellicott City, Maryland	21043
(Address of principal executive offices)	(Zip code)

David K. James

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Hussman Strategic Market Cycle Fund

(HSGFX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Hussman Strategic Market Cycle Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/hussman/. You can also request this information by contacting us at (800) 487-7626. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hussman Strategic Market Cycle Fund	$58	1.15%

How did the Fund perform during the reporting period?

During the semi-annual period ended December 31, 2024, our most reliable equity market valuation measures reached the steepest extreme in U.S. financial history, exceeding levels observed at the 1929 and 2000 peaks. Amid extreme valuations and divergent market behavior, the Fund maintained a defensively hedged investment stance, consistent with its long-term, full-cycle, risk-managed discipline. The 0.08% total return of the Fund reflected this stance.

The Advisor continues to believe the U.S. stock market is tracing out the extended peak of the third great speculative bubble in U.S. history. From January 4, 2022 through December 31, 2024, the equal-weighted S&P 500 Index outpaced Treasury bill returns by just 0.4%. The Russell 2000 Index materially lagged T-bill returns. The stronger performance of the capitalization-weighted S&P 500 was dominated by a small number of extremely large glamour technology companies.

Every bubble in U.S. history has featured similar “two-tiered” behavior. In our view, the danger is not the belief in a “new era” of innovation, but the failure to recognize that the entire history of entrepreneurial capitalism is made of nothing other than the continuous emergence of “new eras,” in which most of the gains eventually emerge as benefits to individuals in the form of convenience, utility, improved customer experience, new forms of activity, and other intangibles, rather than permanently outsized profitability.

The following equity holdings had gains in excess of $2 million in the six months ended December 31, 2024: IonQ, AppLovin, Ubiquiti and GeneDx Holdings. Novo Nordisk A/S-ADR incurred a loss in excess of $2 million.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Hussman Strategic Market Cycle Fund - $6,882
S&P 500® Index - $34,254
$40,000
$30,000
$20,000
$10,000
$0
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Hussman Strategic Market Cycle Fund	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,160	$10,138
Dec-2016	$8,108	$11,351
Dec-2017	$7,076	$13,829
Dec-2018	$7,698	$13,223
Dec-2019	$6,246	$17,386
Dec-2020	$7,153	$20,585
Dec-2021	$7,136	$26,494
Dec-2022	$8,373	$21,696
Dec-2023	$7,400	$27,399
Dec-2024	$6,882	$34,254

Average Annual Total Returns

	1 Year	5 Years	10 Years
Hussman Strategic Market Cycle Fund	-7.01%	1.96%	-3.67%
S&P 500® Index	25.02%	14.53%	13.10%

Past performance does not ensure future results.The graph and table do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. To the extent the Fund established leveraged or hedged investment positions as part of its investment program, its investment performance may deviate significantly from the performance of major stock indices for substantial portions of the market cycle. Call (800) 487-7626 or visit https://funddocs.filepoint.com/hussman/ for current month end performance.

Fund Statistics

  Net Assets$291,176,565
  Number of Portfolio Holdings211
  Advisory Fee (net of waivers)$1,338,045
  Portfolio Turnover183%

Asset Weighting (% of total investments)

Value	Value
Warrants	0.0%
Money Market Funds	47.9%
Common Stocks	105.7%

As of December 31, 2024, 98.1% of the value of the Fund's equity investments were hedged with option combinations (long put options/short call options) on the S&P 500® Index and Russell 2000 Index. A significant portion of money market holdings represent proceeds from written call options.

Equity Sector Weighting (% of common stocks)

Value	Value
Real Estate	0.6%
Utilities	1.8%
Materials	2.4%
Energy	2.6%
Industrials	4.4%
Communications	7.6%
Consumer Discretionary	12.7%
Technology	13.0%
Financials	13.1%
Consumer Staples	15.1%
Health Care	26.8%

Top 10 Equity Holdings (% of net assets)

Holding Name	% of Net Assets
Campbell Soup Company	2.0%
Colgate-Palmolive Company	2.0%
Verizon Communications, Inc.	1.9%
Novo Nordisk A/S - ADR	1.8%
QUALCOMM, Inc.	1.6%
Protagonist Therapeutics, Inc.	1.3%
General Mills, Inc.	1.3%
Amgen, Inc.	1.3%
NRG Energy, Inc.	1.2%
DaVita, Inc.	1.2%

Material Fund Changes

Effective November 1, 2024, the Fund changed its name from the Hussman Strategic Growth Fund to the Hussman Strategic Market Cycle Fund.

Hussman Strategic Market Cycle Fund (HSGFX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/hussman/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Please join our News List by visiting our website and choosing "Keep Me Informed". You will be notified of new content, including market commentary and special updates.

TSR-SAR 123124-HSGFX

Hussman Strategic Allocation Fund

(HSAFX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Hussman Strategic Allocation Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/hussman/. You can also request this information by contacting us at (800) 487-7626.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hussman Strategic Allocation Fund	$64	1.25%

How did the Fund perform during the reporting period?

During the semi-annual period ended December 31, 2024, the total return of the Fund was 2.27%, reflecting positive returns in both the Fund’s fixed income and hedged equity components.

Short-term Treasury bill yields declined to 4.28%, while 10-year Treasury bond yields increased to 4.57%. The Fund gradually increased its exposure to longer-maturity bonds during this period, with an average duration in the range of 6-8 years in the fixed-income portion of the Fund’s portfolio holdings. We increasingly view long-term interest rates as adequate relative to historically informative benchmarks that consider competing yields, inflation pressures, and economic activity.

The Advisor continues to believe the U.S. stock market is tracing out the extended peak of the third great speculative bubble in U.S. history. During the semi-annual period ended December 31, 2024, our most reliable equity market valuation measures reached the steepest extreme on record, exceeding levels observed at the 1929 and 2000 peaks. Amid extreme valuations and divergent market behavior, the Fund maintained a defensively hedged investment stance in equities, consistent with its long-term, full-cycle, risk-managed discipline. The Fund’s investment stance is expected to change in response to shifts in observable market conditions.

The following equity holdings achieved gains in excess of $100,000 during the six months ended December 31, 2024: IonQ, AppLovin, Ubiquiti and GeneDx Holdings. Novo Nordisk A/S-ADR incurred a loss in excess of $100,000

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Hussman Strategic Allocation Fund - $12,666
Bloomberg U.S. Aggregate Bond Index - $9,806
Bloomberg US EQ:FI 60:40 Index - $16,364
S&P 500® Index - $22,336
$25,000
$20,000
$15,000
$10,000
$5,000
Aug-2019
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Hussman Strategic Allocation Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg US EQ:FI 60:40 Index	S&P 500® Index
Aug-2019	$10,000	$10,000	$10,000	$10,000
Dec-2019	$9,933	$9,967	$10,751	$11,337
Dec-2020	$11,047	$10,715	$12,536	$13,423
Dec-2021	$11,845	$10,550	$14,432	$17,276
Dec-2022	$12,368	$9,177	$12,000	$14,147
Dec-2023	$12,449	$9,685	$14,208	$17,866
Dec-2024	$12,666	$9,806	$16,364	$22,336

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 27, 2019)
Hussman Strategic Allocation Fund	1.74%	4.98%	4.52%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	-0.37%
Bloomberg US EQ:FI 60:40 Index	15.17%	8.76%	9.65%
S&P 500® Index	25.02%	14.53%	16.22%

Past performance does not ensure future results.The graph and table do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. To the extent the Fund established leveraged or hedged investment positions as part of its investment program, its investment performance may deviate significantly from the performance of major stock indices for substantial portions of the market cycle. Call (800) 487-7626 or visit https://funddocs.filepoint.com/hussman/ for current month end performance.

Fund Statistics

  Net Assets$26,330,592
  Number of Portfolio Holdings217
  Advisory Fee (net of waivers)$0
  Portfolio Turnover187%

Asset Weighting (% of total investments)

Value	Value
Warrants	0.0%
Money Market Funds	25.1%
U.S. Treasury Obligations	34.3%
Common Stocks	59.2%

As of December 31, 2024, 90.4% of the value of the Fund's equity investments were hedged with option combinations (long put options/short call options) on the S&P 500® Index and Russell 2000 Index. A significant portion of money market holdings represent proceeds from written call options.

Equity Sector Weighting (% of common stocks)

Value	Value
Real Estate	0.6%
Utilities	1.8%
Materials	2.4%
Energy	2.6%
Industrials	4.4%
Communications	7.6%
Consumer Discretionary	12.7%
Technology	13.0%
Financials	13.1%
Consumer Staples	15.1%
Health Care	26.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 4.250%, due 11/15/34	18.5%
U.S. Treasury Notes, 3.875%, due 08/15/34	9.0%
U.S. Treasury Inflation-Protected Notes, 1.750%, due 01/15/34	1.9%
U.S. Treasury Inflation-Protected Notes, 2.125%, due 02/15/54	1.8%
U.S. Treasury Notes, 0.625%, due 08/15/30	1.5%
U.S. Treasury Notes, 3.000%, due 05/15/47	1.4%
Campbell Soup Company	1.1%
Colgate-Palmolive Company	1.1%
Verizon Communications, Inc.	1.1%
Novo Nordisk A/S - ADR	1.0%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Hussman Strategic Allocation Fund (HSAFX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/hussman/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Please join our News List by visiting our website and choosing "Keep Me Informed". You will be notified of new content, including market commentary and special updates.

TSR-SAR 123124-HSAFX

Hussman Strategic Total Return Fund

(HSTRX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Hussman Strategic Total Return Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/hussman/. You can also request this information by contacting us at (800) 487-7626.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hussman Strategic Total Return Fund	$38	0.75%

How did the Fund perform during the reporting period?

During the semi-annual period ended December 31, 2024, the Fund benefited from both the fixed income and equity components of its investment portfolio, with a total return of 3.27% for the period.

Short-term Treasury bill yields declined to 4.28%, while 10-year Treasury bond yields increased to 4.57%. The Fund held positions in Treasury securities across the maturity spectrum, gradually increasing its exposure to longer-maturity bonds during this period, with an average duration between 6-8 years. We increasingly view long-term interest rates as adequate relative to historically informative benchmarks that consider competing yields, inflation pressures, and economic activity.

The Fund held varying exposure in the stocks of companies in the precious metals industry during this period, ranging between 5-20% of net assets. The Fund reduced its exposure to these shares amid upward pressure on real and nominal interest rates during late-2024, and held relatively small exposures in shares of companies in the utility and energy industries.

The Fund has outperformed its benchmark, the Bloomberg U.S. Aggregate Total Return Index, for the past 1, 3, 5, 7, and 10 years, and since the Fund’s inception on September 12, 2002. Its investment stance is expected to change in response to shifts in observable market conditions.

The following holdings achieved portfolio gains in excess of $250,000 during the six months ended December 31, 2024: Agnico Eagle Mines, Alamos Gold, B2Gold, Pan American Silver, Kinross Gold, Royal Gold and two U.S. Treasury Notes maturing in 2025 and 2031. Vital Energy and two U.S. Treasury Notes maturing in 2034 and 2054 incurred losses in excess of $250,000.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Hussman Strategic Total Return Fund - $14,558
Bloomberg U.S. Aggregate Bond Index - $11,432
$16,000
$14,000
$12,000
$10,000
$8,000
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Hussman Strategic Total Return Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,899	$10,055
Dec-2016	$10,694	$10,321
Dec-2017	$10,824	$10,687
Dec-2018	$10,984	$10,688
Dec-2019	$12,238	$11,620
Dec-2020	$13,640	$12,492
Dec-2021	$13,805	$12,299
Dec-2022	$12,945	$10,699
Dec-2023	$13,726	$11,291
Dec-2024	$14,558	$11,432

Average Annual Total Returns

	1 Year	5 Years	10 Years
Hussman Strategic Total Return Fund	6.06%	3.53%	3.83%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Past performance does not ensure future results.The graph and table do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 487-7626 or visit https://funddocs.filepoint.com/hussman/ for current month end performance.

Fund Statistics

  Net Assets$179,745,903
  Number of Portfolio Holdings51
  Advisory Fee (net of waivers)$380,701
  Portfolio Turnover135%

Asset Weighting (% of total investments)

Value	Value
Warrants	0.0%
Exchange-Traded Funds	1.1%
Money Market Funds	5.4%
Common Stocks	6.0%
U.S. Treasury Obligations	87.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 4.250%, due 11/15/34	27.1%
U.S. Treasury Notes, 3.875%, due 08/15/34	26.3%
U.S. Treasury Inflation-Protected Notes, 2.500%, due 01/15/29	8.3%
U.S. Treasury Inflation-Protected Notes, 0.125%, due 01/15/30	6.2%
U.S. Treasury Notes, 2.125%, due 05/31/26	5.4%
U.S. Treasury Notes, 1.500%, due 08/15/26	5.3%
U.S. Treasury Inflation-Protected Notes, 1.750%, due 01/15/34	2.7%
U.S. Treasury Inflation-Protected Notes, 2.125%, due 02/15/54	2.7%
U.S. Treasury Notes, 3.000%, due 05/15/47	2.1%
Barrick Gold Corporation	1.0%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Hussman Strategic Total Return Fund (HSTRX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/hussman/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Please join our News List by visiting our website and choosing "Keep Me Informed". You will be notified of new content, including market commentary and special updates.

TSR-SAR 123124-HSTRX

(b)	Not applicable

Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a) The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b) Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

HUSSMAN INVESTMENT TRUST

HUSSMAN STRATEGIC MARKET CYCLE FUND

HUSSMAN STRATEGIC ALLOCATION FUND

HUSSMAN STRATEGIC TOTAL RETURN FUND

SEMI-ANNUAL
FINANCIAL STATEMENTS
AND ADDITIONAL INFORMATION

December 31, 2024
(Unaudited)

Table of Contents

Schedules of Investments
Hussman Strategic Market Cycle Fund	1
Hussman Strategic Allocation Fund	12
Hussman Strategic Total Return Fund	23
Statements of Assets and Liabilities	26
Statements of Operations	27
Statements of Changes in Net Assets
Hussman Strategic Market Cycle Fund	29
Hussman Strategic Allocation Fund	30
Hussman Strategic Total Return Fund	31
Financial Highlights
Hussman Strategic Market Cycle Fund	32
Hussman Strategic Allocation Fund	33
Hussman Strategic Total Return Fund	34
Notes to Financial Statements	35
Additional Information	54

Hussman Strategic Market Cycle Fund Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS — 106.6%	Shares	Value
Communications — 8.1%
Advertising & Marketing — 0.7%
Omnicom Group, Inc. (a)	24,000	$2,064,960

Cable & Satellite — 1.1%
Comcast Corporation - Class A (a)	70,000	2,627,100
Liberty Global Ltd. - Class A (a)(b)	40,000	510,400
		3,137,500
Internet Media & Services — 3.1%
Meta Platforms, Inc. - Class A (a)	4,000	2,342,040
Shutterstock, Inc. (a)	60,000	1,821,000
Spotify Technology S.A. (a)(b)	6,000	2,684,280
TripAdvisor, Inc. (a)(b)	140,000	2,067,800
		8,915,120
Telecommunications — 3.2%
AST SpaceMobile, Inc. (a)(b)	40,000	844,000
EchoStar Corporation - Class A (a)(b)	100,000	2,290,000
Lumen Technologies, Inc. (a)(b)	140,000	743,400
Verizon Communications, Inc. (a)	140,000	5,598,600
		9,476,000
Consumer Discretionary — 13.6%
Apparel & Textile Products — 1.3%
Carter’s, Inc. (a)	40,000	2,167,600
Steven Madden Ltd. (a)	40,000	1,700,800
		3,868,400
Automotive — 1.7%
Ford Motor Company (a)	60,000	594,000
General Motors Company (a)	50,000	2,663,500
Harley-Davidson, Inc. (a)	60,000	1,807,800
		5,065,300
E-Commerce Discretionary — 0.8%
eBay, Inc. (a)	16,000	991,200
Revolve Group, Inc. (a)(b)	40,000	1,339,600
		2,330,800
Educational Services — 0.8%
Bright Horizons Family Solutions, Inc. (a)(b)	20,000	2,217,000

Home & Office Products — 1.0%
SharkNinja, Inc. (a)(b)	30,000	2,920,800

1

Hussman Strategic Market Cycle Fund Schedule of Investments (continued)
December 31, 2024 (Unaudited)

COMMON STOCKS — 106.6% (continued)	Shares	Value
Consumer Discretionary — 13.6% (continued)
Home Construction — 0.4%
Forestar Group, Inc. (a)(b)	46,000	$1,192,320

Leisure Facilities & Services — 2.5%
Bloomin’ Brands, Inc. (a)	50,000	610,500
Cheesecake Factory, Inc. (The) (a)	16,000	759,040
Cinemark Holdings, Inc. (a)(b)	30,000	929,400
Dave & Buster’s Entertainment, Inc. (a)(b)	40,000	1,167,600
MGM Resorts International (a)(b)	40,000	1,386,000
Sweetgreen, Inc. - Class A (a)(b)	60,000	1,923,600
Texas Roadhouse, Inc. (a)	2,000	360,860
		7,137,000
Retail - Discretionary — 5.1%
Advance Auto Parts, Inc. (a)	20,000	945,800
American Eagle Outfitters, Inc.	140,000	2,333,800
Caleres, Inc. (a)	40,000	926,400
Dick’s Sporting Goods, Inc. (a)	10,000	2,288,400
EVgo, Inc. (a)(b)	100,000	405,000
Guess?, Inc. (a)	100,000	1,406,000
Kohl’s Corporation (a)	100,000	1,404,000
Nordstrom, Inc. (a)	80,000	1,932,000
Sally Beauty Holdings, Inc. (a)(b)	200,000	2,090,000
Tractor Supply Company (a)	20,000	1,061,200
		14,792,600
Consumer Staples — 16.1%
Beverages — 1.3%
Coca-Cola Company (The) (a)	20,000	1,245,200
PepsiCo, Inc. (a)	16,000	2,432,960
		3,678,160
Food — 9.7%
Cal-Maine Foods, Inc. (a)	10,000	1,029,200
Campbell Soup Company (a)	140,000	5,863,200
Flowers Foods, Inc. (a)	140,000	2,892,400
Fresh Del Monte Produce, Inc. (a)	20,000	664,200

2

Hussman Strategic Market Cycle Fund Schedule of Investments (continued)
December 31, 2024 (Unaudited)

COMMON STOCKS — 106.6% (continued)	Shares	Value
Consumer Staples — 16.1% (continued)
Food — 9.7% (continued)
General Mills, Inc. (a)	60,000	$3,826,200
Hershey Company (The) (a)	14,000	2,370,900
Ingredion, Inc. (a)	10,000	1,375,600
J.M. Smucker Company (The) (a)	14,000	1,541,680
Kraft Heinz Company (The) (a)	20,000	614,200
Phibro Animal Health Corporation - Class A (a)	100,000	2,100,000
Post Holdings, Inc. (a)(b)	6,000	686,760
Utz Brands, Inc. (a)	80,000	1,252,800
Vital Farms, Inc. (a)(b)	50,000	1,884,500
WK Kellogg Company (a)	120,000	2,158,800
		28,260,440
Household Products — 3.2%
Colgate-Palmolive Company (a)	64,000	5,818,240
Honest Company, Inc. (The) (a)(b)	140,000	970,200
Kimberly-Clark Corporation (a)	12,000	1,572,480
Reynolds Consumer Products, Inc. (a)	40,000	1,079,600
		9,440,520
Retail - Consumer Staples — 1.7%
BJ’s Wholesale Club Holdings, Inc. (a)(b)	10,000	893,500
Dollar General Corporation (a)	20,000	1,516,400
Natural Grocers by Vitamin Cottage, Inc. (a)	20,000	794,400
Target Corporation (a)	12,000	1,622,160
		4,826,460
Wholesale - Consumer Staples — 0.2%
United Natural Foods, Inc. (a)(b)	20,000	546,200

Energy — 2.8%
Oil & Gas Producers — 2.6%
Devon Energy Corporation (a)	20,000	654,600
Diamondback Energy, Inc. (a)	10,000	1,638,300
Kinetik Holdings, Inc. (a)	20,000	1,134,200
Marathon Petroleum Corporation (a)	20,000	2,790,000
SM Energy Company (a)	20,000	775,200
World Kinect Corporation (a)	20,000	550,200
		7,542,500

3

Hussman Strategic Market Cycle Fund Schedule of Investments (continued)
December 31, 2024 (Unaudited)

COMMON STOCKS — 106.6% (continued)	Shares	Value
Energy — 2.8% (continued)
Renewable Energy — 0.2%
Canadian Solar, Inc. (a)(b)	60,000	$667,200

Financials — 13.9%
Banking — 9.0%
Associated Banc-Corp (a)	60,000	1,434,000
Axos Financial, Inc. (a)(b)	6,000	419,100
BankUnited, Inc. (a)	70,000	2,671,900
BOK Financial Corporation (a)	4,000	425,800
Citigroup, Inc. (a)	50,000	3,519,500
Citizens Financial Group, Inc. (a)	40,000	1,750,400
Comerica, Inc. (a)	20,000	1,237,000
ConnectOne Bancorp, Inc. (a)	20,000	458,200
CrossFirst Bankshares, Inc. (a)(b)	20,000	303,000
Fifth Third Bancorp (a)	50,000	2,114,000
Hope Bancorp, Inc. (a)	60,000	737,400
KeyCorp (a)	60,000	1,028,400
M&T Bank Corporation (a)	6,000	1,128,060
Merchants Bancorp (a)	60,000	2,188,200
UMB Financial Corporation (a)	16,000	1,805,760
Veritex Holdings, Inc. (a)	20,000	543,200
Wells Fargo & Company (a)	30,000	2,107,200
Western Alliance Bancorp (a)	14,000	1,169,560
Zions Bancorporation, N.A. (a)	20,000	1,085,000
		26,125,680
Institutional Financial Services — 0.2%
Northern Trust Corporation (a)	6,000	615,000

Insurance — 2.5%
Arch Capital Group Ltd. (a)	10,000	923,500
Everest Group Ltd. (a)	2,000	724,920
Fidelis Insurance Holdings Ltd. (a)	60,000	1,087,800
Lincoln National Corporation (a)	20,000	634,200
NMI Holdings, Inc. (a)(b)	10,000	367,600
Palomar Holdings, Inc. (a)(b)	4,000	422,360
Radian Group, Inc. (a)	20,000	634,400
RenaissanceRe Holdings Ltd. (a)	6,000	1,492,860
Travelers Companies, Inc. (The) (a)	4,000	963,560
		7,251,200

4

Hussman Strategic Market Cycle Fund Schedule of Investments (continued)
December 31, 2024 (Unaudited)

COMMON STOCKS — 106.6% (continued)	Shares	Value
Financials — 13.9% (continued)
Specialty Finance — 2.2%
Ally Financial, Inc. (a)	80,000	$2,880,800
Bread Financial Holdings, Inc. (a)	30,000	1,831,800
Essent Group Ltd. (a)	10,000	544,400
Synchrony Financial (a)	20,000	1,300,000
		6,557,000
Health Care — 28.6%
Biotech & Pharma — 18.2%
Alkermes plc (a)(b)	64,000	1,840,640
Amgen, Inc. (a)	14,000	3,648,960
Amneal Pharmaceuticals, Inc. (a)(b)	240,000	1,900,800
ANI Pharmaceuticals, Inc. (a)(b)	30,000	1,658,400
Ardelyx, Inc. (a)(b)	200,000	1,014,000
Catalyst Pharmaceuticals, Inc. (a)(b)	100,000	2,087,000
Collegium Pharmaceutical, Inc. (a)(b)	30,000	859,500
Corcept Therapeutics, Inc. (a)(b)	40,000	2,015,600
Emergent BioSolutions, Inc. (a)(b)	20,000	191,200
Exelixis, Inc. (a)(b)	60,000	1,998,000
Halozyme Therapeutics, Inc. (a)(b)	70,000	3,346,700
Harmony Biosciences Holdings, Inc. (a)(b)	80,000	2,752,800
Incyte Corporation (a)(b)	40,000	2,762,800
Innoviva, Inc. (a)(b)	160,000	2,776,000
Iovance Biotherapeutics, Inc. (a)(b)	80,000	592,000
Krystal Biotech, Inc. (a)(b)	4,000	626,640
Neurocrine Biosciences, Inc. (a)(b)	8,000	1,092,000
Novavax, Inc. (a)(b)	80,000	643,200
Novo Nordisk A/S - ADR (a)	60,000	5,161,200
Ocular Therapeutix, Inc. (a)(b)	100,000	854,000
Organon & Company (a)	180,000	2,685,600
Praxis Precision Medicines, Inc. (a)(b)	10,000	769,600
Protagonist Therapeutics, Inc. (a)(b)	100,000	3,860,000
PTC Therapeutics, Inc. (a)(b)	20,000	902,800
Q32 Bio, Inc. (a)(b)	10,000	34,400
Regeneron Pharmaceuticals, Inc. (a)(b)	2,000	1,424,660
TG Therapeutics, Inc. (a)(b)	40,000	1,204,000
United Therapeutics Corporation (a)(b)	8,000	2,822,720

5

Hussman Strategic Market Cycle Fund Schedule of Investments (continued)
December 31, 2024 (Unaudited)

COMMON STOCKS — 106.6% (continued)	Shares	Value
Health Care — 28.6% (continued)
Biotech & Pharma — 18.2% (continued)
Viatris, Inc. (a)	80,000	$996,000
WaVe Life Sciences Ltd. (a)(b)	40,000	494,800
		53,016,020
Health Care Facilities & Services — 8.0%
AdaptHealth Corporation (a)(b)	100,000	952,000
Centene Corporation (a)(b)	20,000	1,211,600
Cigna Group (The) (a)	10,000	2,761,400
CVS Health Corporation (a)	60,000	2,693,400
DaVita, Inc. (a)(b)	24,000	3,589,200
Elevance Health, Inc. (a)	2,000	737,800
HCA Healthcare, Inc. (a)	10,000	3,001,500
Pennant Group, Inc. (The) (a)(b)	40,000	1,060,800
PROCEPT BioRobotics Corporation (a)(b)	16,000	1,288,320
Progyny, Inc. (a)(b)	40,000	690,000
Select Medical Holdings Corporation (a)	120,000	2,262,000
Universal Health Services, Inc. - Class B (a)	16,000	2,870,720
		23,118,740
Medical Equipment & Devices — 2.4%
Axogen, Inc. (a)(b)	30,000	494,400
Castle Biosciences, Inc. (a)(b)	70,000	1,865,500
ICU Medical, Inc. (a)(b)	12,000	1,862,040
Lantheus Holdings, Inc. (a)(b)	10,000	894,600
ResMed, Inc. (a)	6,000	1,372,140
STAAR Surgical Company (a)(b)	20,000	485,800
		6,974,480
Industrials — 4.7%
Commercial Support Services — 0.4%
H&R Block, Inc. (a)	20,000	1,056,800
Healthcare Services Group, Inc. (a)(b)	20,000	232,300
		1,289,100
Electrical Equipment — 1.2%
American Superconductor Corporation (a)(b)	60,000	1,477,800
Atmus Filtration Technologies, Inc. (a)	30,000	1,175,400
NuScale Power Corporation (a)(b)	40,000	717,200
		3,370,400
Engineering & Construction — 0.7%
Dycom Industries, Inc. (a)(b)	12,000	2,088,720

6

Hussman Strategic Market Cycle Fund Schedule of Investments (continued)
December 31, 2024 (Unaudited)

COMMON STOCKS — 106.6% (continued)	Shares	Value
Industrials — 4.7% (continued)
Machinery — 1.0%
Donaldson Company, Inc. (a)	8,000	$538,800
Hyster-Yale, Inc. - Class A (a)	6,000	305,580
Veralto Corporation (a)	20,000	2,037,000
		2,881,380
Transportation & Logistics — 1.0%
Costamare, Inc. (a)	30,000	385,500
Golden Ocean Group Ltd. (a)	120,000	1,075,200
JetBlue Airways Corporation (a)(b)	200,000	1,572,000
		3,032,700
Transportation Equipment — 0.4%
Allison Transmission Holdings, Inc. (a)	10,000	1,080,600

Materials — 2.5%
Chemicals — 0.5%
Celanese Corporation (a)	20,000	1,384,200

Forestry, Paper & Wood Products — 0.5%
Sylvamo Corporation (a)	20,000	1,580,400

Metals & Mining — 1.5%
Agnico Eagle Mines Ltd. (a)	10,000	782,100
Alamos Gold, Inc. - Class A (a)	10,000	184,400
Anglogold Ashanti plc (a)	40,000	923,200
Barrick Gold Corporation (a)	80,000	1,240,000
Hecla Mining Company (a)	20,000	98,200
Kinross Gold Corporation (a)	10,000	92,700
Newmont Corporation (a)	20,000	744,400
Pan American Silver Corporation (a)	10,000	202,200
Royal Gold, Inc. (a)	1,000	131,850
		4,399,050
Real Estate — 0.6%
Real Estate Services — 0.2%
eXp World Holdings, Inc. (a)	40,000	460,400

REITs — 0.4%
Highwoods Properties, Inc. (a)	20,000	611,600
Innovative Industrial Properties, Inc. (a)	10,000	666,400
		1,278,000

7

Hussman Strategic Market Cycle Fund Schedule of Investments (continued)
December 31, 2024 (Unaudited)

COMMON STOCKS — 106.6% (continued)	Shares	Value
Technology — 13.8%
Semiconductors — 3.4%
ACM Research, Inc. - Class A (a)(b)	160,000	$2,416,000
Cirrus Logic, Inc. (a)(b)	20,000	1,991,600
QUALCOMM, Inc. (a)	30,000	4,608,600
Universal Display Corporation (a)	6,000	877,200
		9,893,400
Software — 5.1%
Astrana Health, Inc. (a)(b)	60,000	1,891,800
Bandwidth, Inc. - Class A (a)(b)	120,000	2,042,400
Check Point Software Technologies Ltd. (a)(b)	8,000	1,493,600
Evolent Health, Inc. - Class A (a)(b)	60,000	675,000
Gen Digital, Inc. (a)	50,000	1,369,000
GigaCloud Technology, Inc. - Class A (a)(b)	160,000	2,963,200
IonQ, Inc. (a)(b)	30,000	1,253,100
Nebius Group N.V. - Class A (a)(b)	20,000	554,000
Yext, Inc. (a)(b)	200,000	1,272,000
Zeta Global Holdings Corporation - Class A (a)(b)	80,000	1,439,200
		14,953,300
Technology Hardware — 2.4%
CommScope Holding Company, Inc. (a)(b)	100,000	521,000
F5, Inc. (a)(b)	6,000	1,508,820
InterDigital, Inc. (a)	10,000	1,937,200
Super Micro Computer, Inc. (a)(b)	40,000	1,219,200
ViaSat, Inc. (a)(b)	200,000	1,702,000
		6,888,220
Technology Services — 2.9%
CACI International, Inc. - Class A (a)(b)	4,000	1,616,240
Pagseguro Digital Ltd. - Class A (a)(b)	200,000	1,252,000
PayPal Holdings, Inc. (a)(b)	20,000	1,707,000
Science Applications International Corporation (a)	6,000	670,680
Toast Inc. - Class A (a)(b)	60,000	2,187,000
Western Union Company (The) (a)	100,000	1,060,000
		8,492,920

8

Hussman Strategic Market Cycle Fund Schedule of Investments (continued)
December 31, 2024 (Unaudited)

COMMON STOCKS — 106.6% (continued)	Shares	Value
Utilities — 1.9%
Electric Utilities — 1.9%
Hawaiian Electric Industries, Inc. (a)(b)	200,000	$1,946,000
NRG Energy, Inc. (a)	40,000	3,608,800
		5,554,800
Total Common Stocks (Cost $321,524,894)		$310,364,990

WARRANTS — 0.0%(c)	Shares	Value
Energy — 0.0% (c)
Oil & Gas Services & Equipment — 0.0% (c)
Nabors Industries Ltd., expires 06/11/2026 (Cost $0)	8,000	$29,200

EXCHANGE-TRADED PUT OPTION CONTRACTS — 2.1%	Contracts	Notional Amount	Value
Russell 2000® Index Option, 02/21/2025 at $2,200	600	$133,809,600	$3,174,000
S&P 500® Index Option, 02/21/2025 at $5,850	290	170,567,270	2,824,600
Total Put Option Contracts (Cost $6,445,425)		$304,376,870	$5,998,600

Total Investments at Value — 108.7% (Cost $327,970,319)			$316,392,790

9

Hussman Strategic Market Cycle Fund Schedule of Investments (continued)
December 31, 2024 (Unaudited)

MONEY MARKET FUNDS — 48.3%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 4.38% (d) (Cost $140,681,518)	140,681,518	$140,681,518

Total Investments and Money Market Funds at Value — 157.0% (Cost $468,651,837)		$457,074,308

Written Call Option Contracts — (56.1%)		(163,322,890)

Liabilities in Excess of Other Assets — (0.9%)		(2,574,853)

Net Assets — 100.0%		$291,176,565

ADR - American Depositary Receipt.
(a)	All or portion of the security is used as collateral to cover written call options. The total value of the securities held as collateral as of December 31, 2024 was $310,364,990.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of December 31, 2024.
See accompanying notes to financial statements.

10

Hussman Strategic Market Cycle Fund Schedule of Open Written Option Contracts
December 31, 2024 (Unaudited)

EXCHANGE-TRADED WRITTEN CALL OPTION CONTRACTS	Contracts	Notional Amount	Strike Price	Expiration Date	Value of Options
Call Option Contracts
Russell 2000® Index Option	600	$133,809,600	$1,200	03/21/2025	$62,130,000
S&P 500® Index Option	290	170,567,270	2,400	03/21/2025	101,192,890
Total Written Call Option Contracts (Premiums received $181,045,465)		$304,376,870			$163,322,890

See accompanying notes to financial statements.

11

Hussman Strategic Allocation Fund Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS — 58.9%	Shares	Value
Communications — 4.5%
Advertising & Marketing — 0.4%
Omnicom Group, Inc. (a)	1,200	$103,248

Cable & Satellite — 0.6%
Comcast Corporation - Class A (a)	3,500	131,355
Liberty Global Ltd. - Class A (b)	2,000	25,520
		156,875
Internet Media & Services — 1.7%
Meta Platforms, Inc. - Class A (a)	200	117,102
Shutterstock, Inc. (a)	3,000	91,050
Spotify Technology S.A. (a)(b)	300	134,214
TripAdvisor, Inc. (a)(b)	7,000	103,390
		445,756
Telecommunications — 1.8%
AST SpaceMobile, Inc. (a)(b)	2,000	42,200
EchoStar Corporation - Class A (a)(b)	5,000	114,500
Lumen Technologies, Inc. (a)(b)	7,000	37,170
Verizon Communications, Inc. (a)	7,000	279,930
		473,800
Consumer Discretionary — 7.5%
Apparel & Textile Products — 0.7%
Carter’s, Inc. (a)	2,000	108,380
Steven Madden Ltd. (a)	2,000	85,040
		193,420
Automotive — 1.0%
Ford Motor Company	3,000	29,700
General Motors Company (a)	2,500	133,175
Harley-Davidson, Inc. (a)	3,000	90,390
		253,265
E-Commerce Discretionary — 0.4%
eBay, Inc.	800	49,560
Revolve Group, Inc. (a)(b)	2,000	66,980
		116,540
Educational Services — 0.4%
Bright Horizons Family Solutions, Inc. (a)(b)	1,000	110,850

Home & Office Products — 0.6%
SharkNinja, Inc. (a)(b)	1,500	146,040

12

Hussman Strategic Allocation Fund Schedule of Investments (continued)
December 31, 2024 (Unaudited)

COMMON STOCKS — 58.9% (continued)	Shares	Value
Consumer Discretionary — 7.5% (continued)
Home Construction — 0.2%
Forestar Group, Inc. (a)(b)	2,300	$59,616

Leisure Facilities & Services — 1.4%
Bloomin’ Brands, Inc.	2,500	30,525
Cheesecake Factory, Inc. (The)	800	37,952
Cinemark Holdings, Inc. (a)(b)	1,500	46,470
Dave & Buster’s Entertainment, Inc. (a)(b)	2,000	58,380
MGM Resorts International (a)(b)	2,000	69,300
Sweetgreen, Inc. - Class A (a)(b)	3,000	96,180
Texas Roadhouse, Inc.	100	18,043
		356,850
Retail - Discretionary — 2.8%
Advance Auto Parts, Inc.	1,000	47,290
American Eagle Outfitters, Inc. (a)	7,000	116,690
Caleres, Inc. (a)	2,000	46,320
Dick’s Sporting Goods, Inc. (a)	500	114,420
EVgo, Inc. (a)(b)	5,000	20,250
Guess?, Inc. (a)	5,000	70,300
Kohl’s Corporation (a)	5,000	70,200
Nordstrom, Inc. (a)	4,000	96,600
Sally Beauty Holdings, Inc. (a)(b)	10,000	104,500
Tractor Supply Company (a)	1,000	53,060
		739,630
Consumer Staples — 8.9%
Beverages — 0.7%
Coca-Cola Company (The) (a)	1,000	62,260
PepsiCo, Inc. (a)	800	121,648
		183,908
Food — 5.4%
Cal-Maine Foods, Inc. (a)	500	51,460
Campbell Soup Company (a)	7,000	293,160
Flowers Foods, Inc. (a)	7,000	144,620
Fresh Del Monte Produce, Inc. (a)	1,000	33,210
General Mills, Inc. (a)	3,000	191,310
Hershey Company (The) (a)	700	118,545
Ingredion, Inc. (a)	500	68,780
J.M. Smucker Company (The) (a)	700	77,084

13

Hussman Strategic Allocation Fund Schedule of Investments (continued)
December 31, 2024 (Unaudited)

COMMON STOCKS — 58.9% (continued)	Shares	Value
Consumer Staples — 8.9% (continued)
Food — 5.4% (continued)
Kraft Heinz Company (The) (a)	1,000	$30,710
Phibro Animal Health Corporation - Class A (a)	5,000	105,000
Post Holdings, Inc. (a)(b)	300	34,338
Utz Brands, Inc. (a)	4,000	62,640
Vital Farms, Inc. (a)(b)	2,500	94,225
WK Kellogg Company (a)	6,000	107,940
		1,413,022
Household Products — 1.8%
Colgate-Palmolive Company (a)	3,200	290,912
Honest Company, Inc. (The) (a)(b)	7,000	48,510
Kimberly-Clark Corporation (a)	600	78,624
Reynolds Consumer Products, Inc. (a)	2,000	53,980
		472,026
Retail - Consumer Staples — 0.9%
BJ’s Wholesale Club Holdings, Inc. (b)	500	44,675
Dollar General Corporation (a)	1,000	75,820
Natural Grocers by Vitamin Cottage, Inc. (a)	1,000	39,720
Target Corporation (a)	600	81,108
		241,323
Wholesale - Consumer Staples — 0.1%
United Natural Foods, Inc. (b)	1,000	27,310

Energy — 1.6%
Oil & Gas Producers — 1.5%
Devon Energy Corporation (a)	1,000	32,730
Diamondback Energy, Inc. (a)	500	81,915
Kinetik Holdings, Inc. (a)	1,000	56,710
Marathon Petroleum Corporation (a)	1,000	139,500
SM Energy Company	1,000	38,760
World Kinect Corporation (a)	1,000	27,510
		377,125
Renewable Energy — 0.1%
Canadian Solar, Inc. (a)(b)	3,000	33,360

14

Hussman Strategic Allocation Fund Schedule of Investments (continued)
December 31, 2024 (Unaudited)

COMMON STOCKS — 58.9% (continued)	Shares	Value
Financials — 7.7%
Banking — 5.0%
Associated Banc-Corp (a)	3,000	$71,700
Axos Financial, Inc. (a)(b)	300	20,955
BankUnited, Inc. (a)	3,500	133,595
BOK Financial Corporation (a)	200	21,290
Citigroup, Inc. (a)	2,500	175,975
Citizens Financial Group, Inc. (a)	2,000	87,520
Comerica, Inc. (a)	1,000	61,850
ConnectOne Bancorp, Inc. (a)	1,000	22,910
CrossFirst Bankshares, Inc. (a)(b)	1,000	15,150
Fifth Third Bancorp (a)	2,500	105,700
Hope Bancorp, Inc. (a)	3,000	36,870
KeyCorp (a)	3,000	51,420
M&T Bank Corporation (a)	300	56,403
Merchants Bancorp (a)	3,000	109,410
UMB Financial Corporation (a)	800	90,288
Veritex Holdings, Inc. (a)	1,000	27,160
Wells Fargo & Company (a)	1,500	105,360
Western Alliance Bancorp (a)	700	58,478
Zions Bancorporation, N.A. (a)	1,000	54,250
		1,306,284
Institutional Financial Services — 0.1%
Northern Trust Corporation (a)	300	30,750

Insurance — 1.4%
Arch Capital Group Ltd.	500	46,175
Everest Group Ltd.	100	36,246
Fidelis Insurance Holdings Ltd. (a)	3,000	54,390
Lincoln National Corporation (a)	1,000	31,710
NMI Holdings, Inc. (a)(b)	500	18,380
Palomar Holdings, Inc. (a)(b)	200	21,118
Radian Group, Inc. (a)	1,000	31,720
RenaissanceRe Holdings Ltd. (a)	300	74,643
Travelers Companies, Inc. (The)	200	48,178
		362,560
Specialty Finance — 1.2%
Ally Financial, Inc. (a)	4,000	144,040
Bread Financial Holdings, Inc. (a)	1,500	91,590

15

Hussman Strategic Allocation Fund Schedule of Investments (continued)
December 31, 2024 (Unaudited)

COMMON STOCKS — 58.9% (continued)	Shares	Value
Financials — 7.7% (continued)
Specialty Finance — 1.2% (continued)
Essent Group Ltd.	500	$27,220
Synchrony Financial (a)	1,000	65,000
		327,850
Health Care — 15.8%
Biotech & Pharma — 10.1%
Alkermes plc (a)(b)	3,200	92,032
Amgen, Inc. (a)	700	182,448
Amneal Pharmaceuticals, Inc. (a)(b)	12,000	95,040
ANI Pharmaceuticals, Inc. (a)(b)	1,500	82,920
Ardelyx, Inc. (a)(b)	10,000	50,700
Catalyst Pharmaceuticals, Inc. (a)(b)	5,000	104,350
Collegium Pharmaceutical, Inc. (b)	1,500	42,975
Corcept Therapeutics, Inc. (a)(b)	2,000	100,780
Emergent BioSolutions, Inc. (b)	1,000	9,560
Exelixis, Inc. (a)(b)	3,000	99,900
Halozyme Therapeutics, Inc. (a)(b)	3,500	167,335
Harmony Biosciences Holdings, Inc. (a)(b)	4,000	137,640
Incyte Corporation (a)(b)	2,000	138,140
Innoviva, Inc. (a)(b)	8,000	138,800
Iovance Biotherapeutics, Inc. (b)	4,000	29,600
Krystal Biotech, Inc. (b)	200	31,332
Neurocrine Biosciences, Inc. (a)(b)	400	54,600
Novavax, Inc. (a)(b)	4,000	32,160
Novo Nordisk A/S - ADR (a)	3,000	258,060
Ocular Therapeutix, Inc. (a)(b)	5,000	42,700
Organon & Company (a)	9,000	134,280
Praxis Precision Medicines, Inc. (a)(b)	500	38,480
Protagonist Therapeutics, Inc. (a)(b)	5,000	193,000
PTC Therapeutics, Inc. (a)(b)	1,000	45,140
Q32 Bio, Inc. (a)(b)	500	1,720
Regeneron Pharmaceuticals, Inc. (a)(b)	100	71,233
TG Therapeutics, Inc. (a)(b)	2,000	60,200
United Therapeutics Corporation (a)(b)	400	141,136
Viatris, Inc.	4,000	49,800
WaVe Life Sciences Ltd. (b)	2,000	24,740
		2,650,801

16

Hussman Strategic Allocation Fund Schedule of Investments (continued)
December 31, 2024 (Unaudited)

COMMON STOCKS — 58.9% (continued)	Shares	Value
Health Care — 15.8% (continued)
Health Care Facilities & Services — 4.4%
AdaptHealth Corporation (a)(b)	5,000	$47,600
Centene Corporation (a)(b)	1,000	60,580
Cigna Group (The) (a)	500	138,070
CVS Health Corporation (a)	3,000	134,670
DaVita, Inc. (a)(b)	1,200	179,460
Elevance Health, Inc. (a)	100	36,890
HCA Healthcare, Inc. (a)	500	150,075
Pennant Group, Inc. (The) (a)(b)	2,000	53,040
PROCEPT BioRobotics Corporation (a)(b)	800	64,416
Progyny, Inc. (b)	2,000	34,500
Select Medical Holdings Corporation (a)	6,000	113,100
Universal Health Services, Inc. - Class B (a)	800	143,536
		1,155,937
Medical Equipment & Devices — 1.3%
Axogen, Inc. (a)(b)	1,500	24,720
Castle Biosciences, Inc. (a)(b)	3,500	93,275
ICU Medical, Inc. (a)(b)	600	93,102
Lantheus Holdings, Inc. (b)	500	44,730
ResMed, Inc. (a)	300	68,607
STAAR Surgical Company (b)	1,000	24,290
		348,724
Industrials — 2.6%
Commercial Support Services — 0.2%
H&R Block, Inc. (a)	1,000	52,840
Healthcare Services Group, Inc. (b)	1,000	11,615
		64,455
Electrical Equipment — 0.6%
American Superconductor Corporation (a)(b)	3,000	73,890
Atmus Filtration Technologies, Inc. (a)	1,500	58,770
NuScale Power Corporation (a)(b)	2,000	35,860
		168,520
Engineering & Construction — 0.4%
Dycom Industries, Inc. (a)(b)	600	104,436

17

Hussman Strategic Allocation Fund Schedule of Investments (continued)
December 31, 2024 (Unaudited)

COMMON STOCKS — 58.9% (continued)	Shares	Value
Industrials — 2.6% (continued)
Machinery — 0.6%
Donaldson Company, Inc.	400	$26,940
Hyster-Yale, Inc. - Class A	300	15,279
Veralto Corporation	1,000	101,850
		144,069
Transportation & Logistics — 0.6%
Costamare, Inc.	1,500	19,275
Golden Ocean Group Ltd. (a)	6,000	53,760
JetBlue Airways Corporation (a)(b)	10,000	78,600
		151,635
Transportation Equipment — 0.2%
Allison Transmission Holdings, Inc. (a)	500	54,030

Materials — 1.4%
Chemicals — 0.3%
Celanese Corporation (a)	1,000	69,210

Forestry, Paper & Wood Products — 0.3%
Sylvamo Corporation (a)	1,000	79,020

Metals & Mining — 0.8%
Agnico Eagle Mines Ltd. (a)	500	39,105
Alamos Gold, Inc. - Class A	500	9,220
Anglogold Ashanti plc (a)	2,000	46,160
Barrick Gold Corporation (a)	4,000	62,000
Hecla Mining Company	1,000	4,910
Kinross Gold Corporation	500	4,635
Newmont Corporation (a)	1,000	37,220
Pan American Silver Corporation	500	10,110
Royal Gold, Inc.	50	6,592
		219,952
Real Estate — 0.3%
Real Estate Services — 0.1%
eXp World Holdings, Inc. (a)	2,000	23,020

REITs — 0.2%
Highwoods Properties, Inc. (a)	1,000	30,580
Innovative Industrial Properties, Inc. (a)	500	33,320
		63,900

18

Hussman Strategic Allocation Fund Schedule of Investments (continued)
December 31, 2024 (Unaudited)

COMMON STOCKS — 58.9% (continued)	Shares	Value
Technology — 7.6%
Semiconductors — 1.9%
ACM Research, Inc. - Class A (a)(b)	8,000	$120,800
Cirrus Logic, Inc. (a)(b)	1,000	99,580
QUALCOMM, Inc. (a)	1,500	230,430
Universal Display Corporation	300	43,860
		494,670
Software — 2.8%
Astrana Health, Inc. (a)(b)	3,000	94,590
Bandwidth, Inc. - Class A (a)(b)	6,000	102,120
Check Point Software Technologies Ltd. (a)(b)	400	74,680
Evolent Health, Inc. - Class A (a)(b)	3,000	33,750
Gen Digital, Inc. (a)	2,500	68,450
GigaCloud Technology, Inc. - Class A (a)(b)	8,000	148,160
IonQ, Inc. (a)(b)	1,500	62,655
Nebius Group N.V. - Class A (a)(b)	1,000	27,700
Yext, Inc. (a)(b)	10,000	63,600
Zeta Global Holdings Corporation - Class A (a)(b)	4,000	71,960
		747,665
Technology Hardware — 1.3%
CommScope Holding Company, Inc. (b)	5,000	26,050
F5, Inc. (a)(b)	300	75,441
InterDigital, Inc. (a)	500	96,860
Super Micro Computer, Inc. (a)(b)	2,000	60,960
ViaSat, Inc. (a)(b)	10,000	85,100
		344,411
Technology Services — 1.6%
CACI International, Inc. - Class A (a)(b)	200	80,812
Pagseguro Digital Ltd. - Class A (a)(b)	10,000	62,600
PayPal Holdings, Inc. (a)(b)	1,000	85,350
Science Applications International Corporation	300	33,534
Toast Inc. - Class A (a)(b)	3,000	109,350
Western Union Company (The) (a)	5,000	53,000
		424,646
Utilities — 1.0%
Electric Utilities — 1.0%
Hawaiian Electric Industries, Inc. (a)(b)	10,000	97,300

19

Hussman Strategic Allocation Fund Schedule of Investments (continued)
December 31, 2024 (Unaudited)

COMMON STOCKS — 58.9% (continued)	Shares	Value
Utilities — 1.0% (continued)
Electric Utilities — 1.0% (continued)
NRG Energy, Inc. (a)	2,000	$180,440
		277,740
Total Common Stocks (Cost $16,084,660)		$15,518,249

U.S. TREASURY OBLIGATIONS — 34.1%	Par Value	Value
U.S. Treasury Bonds — 1.4%
3.000%, due 05/15/2047	$500,000	$370,176

U.S. Treasury Inflation-Protected Bonds — 1.8%
2.125%, due 02/15/2054	514,520	477,000

U.S. Treasury Inflation-Protected Notes — 1.9%
1.750%, due 01/15/2034	513,990	493,026

U.S. Treasury Notes — 29.0%
0.625%, due 08/15/2030	500,000	406,094
3.875%, due 08/15/2034	2,500,000	2,365,234
4.250%, due 11/15/2034	5,000,000	4,871,485
		7,642,813

Total U.S. Treasury Obligations (Cost $9,117,460)		$8,983,015

WARRANTS — 0.0% (c)	Shares	Value
Energy — 0.0% (c)
Oil & Gas Services & Equipment — 0.0% (c)
Nabors Industries Ltd., expires 06/11/2026 (Cost $0)	240	$876

20

Hussman Strategic Allocation Fund Schedule of Investments (continued)
December 31, 2024 (Unaudited)

EXCHANGE-TRADED PUT OPTION CONTRACTS — 0.1%	Contracts	Notional Amount	Value
Russell 2000® Index Option, 03/21/2025 at $1,600	26	$5,798,416	$10,270
S&P 500® Index Option, 03/21/2025 at $3,600	14	8,234,282	6,566
Total Put Option Contracts (Cost $16,371)		$14,032,698	$16,836

Total Investments at Value — 93.1% (Cost $25,218,491)			$24,518,976

MONEY MARKET FUNDS — 25.0%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 4.38% (d) (Cost $6,576,687)	6,576,687	$6,576,687

Total Investments and Money Market Funds at Value — 118.1% (Cost $31,795,178)		$31,095,663

Written Call Option Contracts — (18.6%)		(4,894,030)

Other Assets in Excess of Liabilities — 0.5%		128,959

Net Assets — 100.0%		$26,330,592

ADR - American Depositary Receipt.
(a)	All or portion of the security is used as collateral to cover written call options. The total value of the securities held as collateral as of December 31, 2024 was $14,405,698.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of December 31, 2024.
See accompanying notes to financial statements.

21

Hussman Strategic Allocation Fund Schedule of Open Written Option Contracts
December 31, 2024 (Unaudited)

EXCHANGE-TRADED WRITTEN CALL OPTION CONTRACTS	Contracts	Notional Amount	Strike Price	Expiration Date	Value of Options
Call Option Contracts
Russell 2000® Index Option	26	$5,798,416	$1,600	03/21/2025	$1,669,018
S&P 500® Index Option	14	8,234,282	3,600	03/21/2025	3,225,012
Total Written Call Option Contracts (Premiums received $5,692,858)		$14,032,698			$4,894,030

See accompanying notes to financial statements.

22

Hussman Strategic Total Return Fund Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS — 5.9%	Shares	Value
Energy — 0.8%
Oil & Gas Producers — 0.8%
California Resources Corporation	15,000	$778,350
DT Midstream, Inc.	500	49,715
Vital Energy, Inc. (a)	20,000	618,400
		1,446,465
Materials — 4.0%
Metals & Mining — 4.0%
Agnico Eagle Mines Ltd.	15,000	1,173,150
Alamos Gold, Inc. - Class A	15,000	276,600
Anglogold Ashanti plc	60,000	1,384,800
B2Gold Corporation	200,000	488,000
Barrick Gold Corporation	120,000	1,860,000
Hecla Mining Company	30,000	147,300
Kinross Gold Corporation	15,000	139,050
Newmont Corporation	30,000	1,116,600
Pan American Silver Corporation	15,000	303,300
Royal Gold, Inc.	1,500	197,775
		7,086,575
Utilities — 1.1%
Electric Utilities — 1.1%
AES Corporation (The)	1,000	12,870
ALLETE, Inc.	1,000	64,800
Ameren Corporation	100	8,914
American Electric Power Company, Inc.	100	9,223
Avista Corporation	1,000	36,630
Black Hills Corporation	500	29,260
Consolidated Edison, Inc.	1,000	89,230
Dominion Energy, Inc.	500	26,930
DTE Energy Company	100	12,075
Duke Energy Corporation	500	53,870
Edison International	500	39,920
Entergy Corporation	1,000	75,820
Exelon Corporation	1,000	37,640
FirstEnergy Corporation	1,000	39,780
Hawaiian Electric Industries, Inc. (a)	1,000	9,730
NorthWestern Energy Group, Inc.	1,000	53,460
NRG Energy, Inc.	12,000	1,082,640
Otter Tail Corporation	1,000	73,840

23

Hussman Strategic Total Return Fund Schedule of Investments (continued)
December 31, 2024 (Unaudited)

COMMON STOCKS — 5.9% (continued)	Shares	Value
Utilities — 1.1% (continued)
Electric Utilities — 1.1% (continued)
Pinnacle West Capital Corporation	1,000	$84,770
Portland General Electric Company	1,000	43,620
PPL Corporation	1,000	32,460
Public Service Enterprise Group, Inc.	500	42,245
Southern Company (The)	500	41,160
		2,000,887
Gas & Water Utilities — 0.0% (b)
Global Water Resources, Inc.	1,000	11,500

Total Common Stocks (Cost $11,258,094)		$10,545,427

EXCHANGE-TRADED FUNDS — 1.1%	Shares	Value
Invesco CurrencyShares British Pound Sterling Trust	5,000	$602,744
Invesco CurrencyShares Euro Currency Trust	7,500	717,450
Invesco CurrencyShares Japanese Yen Trust (a)	12,500	732,750
Total Exchange-Traded Funds (Cost $2,210,871)		$2,052,944

U.S. TREASURY OBLIGATIONS — 86.1%	Par Value	Value
U.S. Treasury Bonds — 2.1%
3.000%, due 05/15/2047	$5,000,000	$3,701,758

U.S. Treasury Inflation-Protected Bonds — 2.6%
2.125%, due 02/15/2054	5,145,200	4,770,005

U.S. Treasury Inflation-Protected Notes — 17.3%
2.500%, due 01/15/2029	14,702,000	14,963,813
0.125%, due 01/15/2030	12,268,600	11,146,851
1.750%, due 01/15/2034	5,139,900	4,930,258
		31,040,922
U.S. Treasury Notes — 64.1%
2.125%, due 05/31/2026	10,000,000	9,711,719
1.500%, due 08/15/2026	10,000,000	9,573,828
3.875%, due 08/15/2034	50,000,000	47,304,687
4.250%, due 11/15/2034	50,000,000	48,714,844
		115,305,078

Total U.S. Treasury Obligations (Cost $157,315,467)		$154,817,763

24

Hussman Strategic Total Return Fund Schedule of Investments (continued)
December 31, 2024 (Unaudited)

WARRANTS — 0.0% (b)	Shares	Value
Energy — 0.0% (b)
Oil & Gas Services & Equipment — 0.0% (b)
Nabors Industries Ltd., expires 06/11/2026 (Cost $0)	8,000	$29,200

Total Investments at Value — 93.1% (Cost $170,784,432)		$167,445,334

MONEY MARKET FUNDS — 5.3%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 4.38% (c) (Cost $9,466,308)	9,466,308	$9,466,308

Total Investments and Money Market Funds at Value — 98.4% (Cost $180,250,740)		$176,911,642

Other Assets in Excess of Liabilities — 1.6%		2,834,261

Net Assets — 100.0%		$179,745,903

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of December 31, 2024.
See accompanying notes to financial statements.

25

Hussman Investment Trust Statements of Assets and Liabilities
December 31, 2024 (Unaudited)

	Hussman Strategic Market Cycle Fund	Hussman Strategic Allocation Fund	Hussman Strategic Total Return Fund
ASSETS
Investments in securities:
At cost	$327,970,319	$25,218,491	$170,784,432
At value (Note 1)	$316,392,790	$24,518,976	$167,445,334
Investments in money market funds	140,681,518	6,576,687	9,466,308
Due from Adviser (Note 3)	—	15,256	—
Receivable for capital shares sold	272,238	1,012	1,360,068
Receivable for investment securities sold	—	—	15,050,543
Dividends and interest receivable	660,415	109,513	1,404,833
Tax reclaims receivable	11,175	315	—
Other assets	76,770	38,516	88,934
Total Assets	458,094,906	31,260,275	194,816,020

LIABILITIES
Written call options, at value (Notes 1 and 4) (premiums received $181,045,465 and $5,692,858)	163,322,890	4,894,030	—
Distributions payable	789,029	3,914	99,265
Due to custodian	986,536	—	—
Payable for capital shares redeemed	1,584,008	8,650	169,509
Payable for investment securities purchased	—	—	14,702,499
Accrued investment advisory fees (Note 3)	169,423	—	60,459
Payable to administrator (Note 3)	28,290	7,190	18,390
Accrued account maintenance and shareholder servicing fees (Note 3)	17,160	419	7,180
Other accrued expenses	21,005	15,480	12,815
Total Liabilities	166,918,341	4,929,683	15,070,117
NET ASSETS	$291,176,565	$26,330,592	$179,745,903

Net assets consist of:
Paid-in capital	$1,238,956,068	$29,211,008	$225,872,784
Accumulated deficit	(947,779,503)	(2,880,416)	(46,126,881)
NET ASSETS	$291,176,565	$26,330,592	$179,745,903

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	53,137,870	2,806,818	12,524,659

Net asset value, offering price and redemption price per share (Note 1)	$5.48	$9.38	$14.35

See accompanying notes to financial statements.

26

Hussman Investment Trust Statements of Operations
For the Six Months Ended December 31, 2024 (Unaudited)

	Hussman Strategic Market Cycle Fund	Hussman Strategic Allocation Fund	Hussman Strategic Total Return Fund
INVESTMENT INCOME
Dividends	$5,901,986	$288,621	$610,656
Foreign withholding taxes on dividends	(23,235)	(1,162)	(36,739)
Interest	—	167,458	2,142,300
Total Investment Income	5,878,751	454,917	2,716,217

EXPENSES
Investment advisory fees (Note 3)	1,401,373	101,947	454,368
Administration fees (Note 3)	111,593	14,636	66,234
Trustees’ fees and expenses (Note 3)	49,309	49,309	49,309
Account maintenance and shareholder services fees (Note 3)	64,299	1,719	33,180
Fund accounting fees (Note 3)	30,594	16,334	24,043
Legal fees	22,125	22,125	22,125
Transfer Agent Fees (Note 3)	32,970	9,000	17,399
Registration and filing fees	21,189	13,988	18,750
Insurance expense	31,378	2,351	15,788
Custodian and bank service fees	28,183	10,526	6,593
Compliance service fees (Note 3)	15,837	4,777	10,635
Audit and tax services fees	10,333	10,333	10,333
Printing of shareholder reports	11,035	8,506	9,346
Postage and supplies	8,784	5,807	6,564
Other expenses	18,851	16,878	12,443
Total Expenses	1,857,853	288,236	757,110
Less fee waivers and Fund expenses absorbed by the Adviser (Note 3)	(63,328)	(117,864)	(73,667)
Net Expenses	1,794,525	170,372	683,443

NET INVESTMENT INCOME	4,084,226	284,545	2,032,774

27

Hussman Investment Trust Statements of Operations (continued)
For the Six Months Ended December 31, 2024 (Unaudited)

	Hussman Strategic Market Cycle Fund	Hussman Strategic Allocation Fund	Hussman Strategic Total Return Fund
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND WRITTEN OPTION CONTRACTS
Net realized gains (losses) from:
Investments	20,907,527	1,387,237	3,618,879
Written option contracts (Note 4)	(52,971,455)	(2,185,115)	—
Net change in unrealized appreciation (depreciation) on:
Investments	3,914,914	191,029	173,042
Written option contracts (Note 4)	23,509,595	953,594	—

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND WRITTEN OPTION CONTRACTS	(4,639,419)	346,745	3,791,921

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(555,193)	$631,290	$5,824,695

See accompanying notes to financial statements.

28

Hussman Strategic Market Cycle Fund Statements of Changes in Net Assets

	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
FROM OPERATIONS
Net investment income	$4,084,226	$10,068,745
Net realized gains (losses) from:
Investments	20,907,527	18,376,941
Written option contracts	(52,971,455)	(83,875,457)
Net change in unrealized appreciation (depreciation) on:
Investments	3,914,914	221,161
Written option contracts	23,509,595	23,099,967
Net decrease in net assets resulting from operations	(555,193)	(32,108,643)

DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	(8,547,656)	(11,452,340)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	25,231,716	44,141,635
Net asset value of shares issued in reinvestment of distributions to shareholders	7,758,628	10,191,098
Payments for shares redeemed	(56,397,465)	(153,313,133)
Net decrease in net assets from capital share transactions	(23,407,121)	(98,980,400)

TOTAL DECREASE IN NET ASSETS	(32,509,970)	(142,541,383)

NET ASSETS
Beginning of period	323,686,535	466,227,918
End of period	$291,176,565	$323,686,535

CAPITAL SHARE ACTIVITY
Shares sold	4,498,844	7,162,272
Shares reinvested	1,415,808	1,678,929
Shares redeemed	(10,121,183)	(24,688,026)
Net decrease in shares outstanding	(4,206,531)	(15,846,825)
Shares outstanding at beginning of period	57,344,401	73,191,226
Shares outstanding at end of period	53,137,870	57,344,401

See accompanying notes to financial statements.

29

Hussman Strategic Allocation Fund Statements of Changes in Net Assets

	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
FROM OPERATIONS
Net investment income	$284,545	$532,349
Net realized gains (losses) from:
Investments	1,387,237	2,152,520
Written option contracts	(2,185,115)	(3,140,313)
Net change in unrealized appreciation (depreciation) on:
Investments	191,029	136,770
Written option contracts	953,594	708,206
Net increase net assets resulting from operations	631,290	389,532

DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	(285,741)	(535,135)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,486,979	3,663,683
Net asset value of shares issued in reinvestment of distributions to shareholders	278,257	520,588
Payments for shares redeemed	(2,367,624)	(5,190,049)
Net decrease in net assets from capital share transactions	(602,388)	(1,005,778)

TOTAL DECREASE IN NET ASSETS	(256,839)	(1,151,381)

NET ASSETS
Beginning of period	26,587,431	27,738,812
End of period	$26,330,592	$26,587,431

CAPITAL SHARE ACTIVITY
Shares sold	158,474	391,423
Shares reinvested	29,696	55,603
Shares redeemed	(250,638)	(554,240)
Net decrease in shares outstanding	(62,468)	(107,214)
Shares outstanding at beginning of period	2,869,286	2,976,500
Shares outstanding at end of period	2,806,818	2,869,286

See accompanying notes to financial statements.

30

Hussman Strategic Total Return Fund Statements of Changes in Net Assets

	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
FROM OPERATIONS
Net investment income	$2,032,774	$5,500,265
Net realized gains from investments	3,618,879	1,748,632
Net change in unrealized appreciation (depreciation) on investments	173,042	5,218,492
Net increase net assets resulting from operations	5,824,695	12,467,389

DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	(2,383,883)	(5,681,172)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	10,471,318	8,070,359
Net asset value of shares issued in reinvestment of distributions to shareholders	2,157,372	5,214,599
Payments for shares redeemed	(16,075,347)	(55,574,518)
Net decrease in net assets from capital share transactions	(3,446,657)	(42,289,560)

TOTAL DECREASE IN NET ASSETS	(5,845)	(35,503,343)

NET ASSETS
Beginning of period	179,751,748	215,255,091
End of period	$179,745,903	$179,751,748

CAPITAL SHARE ACTIVITY
Shares sold	723,664	587,235
Shares reinvested	148,615	376,750
Shares redeemed	(1,111,132)	(4,044,540)
Net decrease in shares outstanding	(238,853)	(3,080,555)
Shares outstanding at beginning of period	12,763,512	15,844,067
Shares outstanding at end of period	12,524,659	12,763,512

See accompanying notes to financial statements.

31

Financial Highlights

Hussman Strategic Market Cycle Fund Financial Highlights
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended December 31, 2024 (Unaudited)		Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020
Net asset value at beginning of period	$5.64		$6.37	$7.04	$6.77	$6.12	$5.87

Income (loss) from investment operations:
Net investment income	0.09		0.19	0.13	0.05	0.01	0.06
Net realized and unrealized gains (losses) on investments and written option contracts	(0.09)		(0.73)	(0.72)	0.25	0.65	0.29
Total from investment operations	—		(0.54)	(0.59)	0.30	0.66	0.35

Less distributions from:
Net investment income	(0.16)		(0.19)	(0.08)	(0.03)	(0.01)	(0.10)

Proceeds from redemption fees collected (Note 1)	—		—	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)

Net asset value at end of period	$5.48		$5.64	$6.37	$7.04	$6.77	$6.12

Total return (b)	0.08	%(c)	(8.72%)	(8.54%)	4.43%	10.80%	6.17%

Net assets at end of period (000’s)	$291,177		$323,687	$466,228	$506,997	$412,898	$308,774

Ratio of total expenses to average net assets	1.19	%(d)	1.16%	1.12%	1.14%	1.19%	1.26%

Ratio of net expenses to average net assets (e)	1.15	%(d)	1.15%	1.15%	1.15%	1.15%	1.15%

Ratio of net investment income to average net assets (e)	2.62	%(d)	2.55%	1.97%	0.74%	0.09%	0.87%

Portfolio turnover rate	183	%(c)	113%	79%	113%	198%	167%

(a)	Amount rounds to less than $0.01 per share.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee waivers and/or recovery. (Note 3).
See accompanying notes to financial statements.

32

Hussman Strategic Allocation Fund Financial Highlights
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended December 31, 2024 (Unaudited)		Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021	Period Ended June 30, 2020 (a)
Net asset value at beginning of period	$9.27		$9.32	$10.93	$11.70	$10.32	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.10		0.18	0.12	0.04	(0.02)	0.03
Net realized and unrealized gains (losses) on investments and written option contracts	0.11		(0.05)	0.13	(0.42)	1.98	0.29
Total from investment operations	0.21		0.13	0.25	(0.38)	1.96	0.32

Less distributions from:
Net investment income	(0.10)		(0.18)	(0.12)	(0.04)	(0.01)	(0.00	)(b)
Net realized gains	—		—	(1.74)	(0.35)	(0.57)	—
Total distributions	(0.10)		(0.18)	(1.86)	(0.39)	(0.58)	(0.00	)(b)

Proceeds from redemption fees collected (Note 1)	—		—	0.00 (b)	0.00 (b)	0.00 (b)	0.00	(b)

Net asset value at end of period	$9.38		$9.27	$9.32	$10.93	$11.70	$10.32

Total return (c)	2.27	%(d)	1.43%	2.06%	(3.19%)	19.70%	3.23	%(d)

Net assets at end of period (000’s)	$26,331		$26,587	$27,739	$21,573	$19,881	$8,093

Ratio of total expenses to average net assets	2.12	%(e)	2.14%	2.16%	2.08%	2.87%	4.67	%(e)

Ratio of net expenses to average net assets (f)	1.25	%(e)	1.25%	1.25%	1.25%	1.25%	1.25	%(e)

Ratio of net investment income (loss) to average net assets (f)	2.09	%(e)	1.92%	1.32%	0.42%	(0.11%)	0.34	%(e)

Portfolio turnover rate	187	%(d)	129%	79%	98%	163%	94	%(d)

(a)	Represents the period from the commencement of operations (August 27, 2019) through June 30, 2020.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after advisory fee waivers and absorption of Fund expenses by the Adviser (Note 3).
See accompanying notes to financial statements.

33

Hussman Strategic Total Return Fund Financial Highlights
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended December 31, 2024 (Unaudited)		Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020
Net asset value at beginning of period	$14.08		$13.59	$13.91	$14.76	$14.50	$12.83

Income (loss) from investment operations:
Net investment income	0.17		0.40	0.33	0.26	0.14	0.13
Net realized and unrealized gains (losses) on investments	0.29		0.50	(0.34)	(0.86)	0.25	1.66
Total from investment operations	0.46		0.90	(0.01)	0.60	0.39	1.79

Less distributions from:
Net investment income	(0.19)		(0.41)	(0.31)	(0.25)	(0.13)	(0.12)

Proceeds from redemption fees collected (Note 1)	—		—	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)

Net asset value at end of period	$14.35		$14.08	$13.59	$13.91	$14.76	$14.50

Total return (b)	3.27	%(c)	6.73%	(0.03%)	(4.14%)	2.70%	14.00%

Net assets at end of period (000’s)	$179,746		$179,752	$215,255	$263,687	$316,539	$290,129

Ratio of total expenses to average net assets	0.83	%(d)	0.82%	0.78%	0.75%	0.75%	0.81%

Ratio of net expenses to average net assets (e)	0.75	%(d)	0.75%	0.75%	0.75%	0.75%	0.75%

Ratio of net investment income to average net assets (e)	2.24	%(d)	2.81%	2.36%	1.73%	0.93%	0.87%

Portfolio turnover rate	135	%(c)	55%	42%	22%	38%	88%

(a)	Amount rounds to less than $0.01 per share.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee waivers (Note 3).
See accompanying notes to financial statements.

34

Hussman Investment Trust Notes to Financial Statements
December 31, 2024 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Hussman Strategic Market Cycle Fund (formerly Hussman Strategic Growth Fund), Hussman Strategic Allocation Fund and Hussman Strategic Total Return Fund (each, a “Fund,” and collectively, the “Funds”) are diversified, separate series of Hussman Investment Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is authorized to issue an unlimited number of shares.

Hussman Strategic Market Cycle Fund’s investment objective seeks to achieve long-term capital appreciation, with added emphasis on protection of capital during unfavorable market conditions.

Hussman Strategic Allocation Fund’s investment objective seeks to achieve total return through a combination of income and capital appreciation.

Hussman Strategic Total Return Fund’s investment objective seeks to achieve long-term total return from income and capital appreciation.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

35

Hussman Investment Trust Notes to Financial Statements (continued)
December 31, 2024 (Unaudited)

Securities, Options and Futures Valuation — The Funds’ portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges, other than options, are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in over-the-counter markets, other than NASDAQ quoted securities, are valued at the last sales price, or if there are no sales on that day, at the mean of the closing bid and ask prices.

Pursuant to procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at prices between the closing bid and ask prices determined by Hussman Strategic Advisors, Inc. (the “Adviser”) to most closely reflect market value as of the time of computation of the net asset value (“NAV”). As of December 31, 2024, all options held by Hussman Strategic Market Cycle Fund and Hussman Strategic Allocation Fund have been valued in this manner. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean between their closing bid and ask prices. Futures contracts and options thereon, if any, which are traded on commodities exchanges, are valued at their last sale prices as of the close of regular trading on the NYSE or, if not available, at the mean between their bid and ask prices.

Fixed income securities traded over-the-counter and not traded or dealt in upon any securities exchange, but for which market quotations are readily available, generally are valued at the mean of their closing bid and ask prices. Fixed income securities may also be valued on the basis of prices provided by an independent pricing service. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost if the Adviser, under the supervision of the Board of Trustees, determines that the amortized cost value of the security represents fair value.

Investments in shares of other open-end investment companies, other than shares of exchange-traded funds (“ETFs”), are valued at their NAVs per share as reported by such companies.

36

Hussman Investment Trust Notes to Financial Statements (continued)
December 31, 2024 (Unaudited)

In the event that market quotations are not readily available or are determined by the Adviser, as the valuation designee, to not be reflective of fair market value due to market events or developments, securities and other financial instruments will be valued at fair value as determined by the Adviser in accordance with procedures adopted by the Board of Trustees pursuant to Rule 2a-5 under the 1940 Act. Methods used to determine fair value may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the values of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

●

Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

●

Level 3 – model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Option contracts purchased or written by Hussman Strategic Market Cycle Fund and Hussman Strategic Allocation Fund are classified as Level 2 since they are valued using “other significant observable inputs” at prices between the closing bid and ask prices determined by the Adviser to most closely reflect fair value. U.S. Treasury obligations held by Hussman Strategic Allocation Fund and Hussman Strategic Total Return Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs,” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

37

Hussman Investment Trust Notes to Financial Statements (continued)
December 31, 2024 (Unaudited)

Determining the fair value of portfolio securities involves reliance on judgment, and a security’s fair value may differ depending on the method used for determining value. With respect to a portfolio security that has been valued at fair value, there can be no assurance that a Fund could purchase or sell that security at a price equal to the fair value of such security used in calculating the Fund’s NAV. Because of the inherent uncertainty in determining fair value and the various factors considered in making such determinations, there can be significant deviations between the fair value at which a portfolio security is being carried and the price at which it can be sold.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the value of a particular security may fall into more than one level of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

The following is a summary of each Fund’s investments and other financial instruments and the inputs used to value the investments and other financial instruments as of December 31, 2024 by security type:

Hussman Strategic Market Cycle Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$310,364,990	$—	$—	$310,364,990
Warrants	29,200	—	—	29,200
Exchange-Traded Put Option Contracts	—	5,998,600	—	5,998,600
Money Market Funds	140,681,518	—	—	140,681,518
Total Investments in Securities and Money Market Funds	$451,075,708	$5,998,600	$—	$457,074,308

Other Financial Instruments:
Exchange-Traded Written Call Option Contracts	$—	$(163,322,890)	$—	$(163,322,890)
Total Other Financial Instruments	$—	$(163,322,890)	$—	$(163,322,890)

38

Hussman Investment Trust Notes to Financial Statements (continued)
December 31, 2024 (Unaudited)

Hussman Strategic Allocation Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$15,518,249	$—	$—	$15,518,249
U.S. Treasury Obligations	—	8,983,015	—	8,983,015
Warrants	876	—	—	876
Exchange-Traded Put Option Contracts	—	16,836	—	16,836
Money Market Funds	6,576,687	—	—	6,576,687
Total Investments in Securities and Money Market Funds	$22,095,812	$8,999,851	$—	$31,095,663

Other Financial Instruments:
Exchange-Traded Written Call Option Contracts	$—	$(4,894,030)	$—	$(4,894,030)
Total Other Financial Instruments	$—	$(4,894,030)	$—	$(4,894,030)

Hussman Strategic Total Return Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$10,545,427	$—	$—	$10,545,427
Exchange-Traded Funds	2,052,944	—	—	2,052,944
U.S. Treasury Obligations	—	154,817,763	—	154,817,763
Warrants	29,200	—	—	29,200
Money Market Funds	9,466,308	—	—	9,466,308
Total Investments in Securities and Money Market Funds	$22,093,879	$154,817,763	$—	$176,911,642

Each Fund’s Schedule of Investments identifies the specific securities (by type of security and sector and industry type) that comprise that Fund’s holdings within the Level 1 and Level 2 categories shown in the tables above. The Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31, 2024.

Option Transactions — Hussman Strategic Market Cycle Fund and Hussman Strategic Allocation Fund may purchase and write call and put options on broad-based stock indices and also may purchase and write call and put option contracts on individual securities. Each of the Funds may use related option contracts to hedge

39

Hussman Investment Trust Notes to Financial Statements (continued)
December 31, 2024 (Unaudited)

against changes in the market value of its portfolio securities. Hussman Strategic Total Return Fund may also purchase foreign currency options to manage its exposures to foreign currencies.

Hussman Strategic Market Cycle Fund and Hussman Strategic Allocation Fund may each use option contracts on stock indices for the purpose of seeking to reduce the market risk that would otherwise be associated with the securities in which it invests.

When a Fund writes an index option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded as a liability on the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. If an index option written by a Fund expires unexercised on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain or a loss depending on whether the cost of a closing purchase transaction is less than or exceeds the net premium received when the option was sold and the liability related to such option will be eliminated. If an index option written by a Fund is exercised, the Fund will be required to pay the difference between the closing index value and the exercise price of the option. In this event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss. To secure the obligation of a Fund to settle index options it has written, common stocks owned by the Fund are held in escrow by the Fund’s custodian bank (or by a securities depository acting for the custodian bank) for the benefit of the Options Clearing Corporation (the “OCC”). Escrow is maintained with the OCC on a daily basis until written options expire unexercised or when the Fund enters into a closing purchase transaction.

Share Valuation and Redemption Fees — The NAV per share of each Fund is calculated as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for business. NAV per share of a Fund is calculated by dividing the total value of the Fund’s assets, less its liabilities, by the number of its shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share next computed after receipt of an order to purchase or to redeem shares. Prior to April 1, 2023, a redemption fee of 1.5%, payable to the applicable Fund, generally was applied to shares that were redeemed 60 days or less from the date of purchase. Effective April 1, 2023, the Funds eliminated the redemption fees being charged, regardless of how long shares are held.

Investment Income — Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the value of the security received. Discounts and premiums on fixed

40

Hussman Investment Trust Notes to Financial Statements (continued)
December 31, 2024 (Unaudited)

income securities are amortized using the effective interest method. Withholding taxes on foreign dividends have been recorded in accordance with the Trust’s understanding of the applicable country’s rules and tax rates.

Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid annually to shareholders of Hussman Strategic Market Cycle Fund and are declared and paid quarterly to shareholders of Hussman Strategic Allocation Fund and Hussman Strategic Total Return Fund. Dividends are recorded on the ex-dividend date. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are generally distributed annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature and are primarily due to timing differences in the recognition of capital gains or losses on options and futures transactions and losses deferred due to wash sales.

The tax character of distributions paid during the periods ended December 31, 2024 and June 30, 2024 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions*
Hussman Strategic Market Cycle Fund
December 31, 2024	$8,547,656	$—	$8,547,656
June 30, 2024	$11,452,340	$—	$11,452,340
Hussman Strategic Allocation Fund
December 31, 2024	$285,741	$—	$285,741
June 30, 2024	$533,397	$—	$533,397
Hussman Strategic Total Return Fund
December 31, 2024	$2,383,883	$—	$2,383,883
June 30, 2024	$5,604,291	$—	$5,604,291

*	Total Distributions may not tie to the amounts listed on the Statements of Changes in Net Assets due to dividends payable amounts.

Investment Transactions — Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investments sold are determined on a specific identification basis.

41

Hussman Investment Trust Notes to Financial Statements (continued)
December 31, 2024 (Unaudited)

Common Expenses — Expenses of the Trust not attributable solely to one of the Funds are allocated among the Funds based on the relative net assets of each Fund or based on the nature of the expense and its relative applicability to each Fund.

Accounting Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from these estimates.

Federal Income Tax — Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, a Fund generally will not be subject to federal income taxes to the extent that it distributes its net investment income and any net realized capital gains in accordance with the Code. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of a federal excise tax applicable to regulated investment companies, it is each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of accumulated deficit as of December 31, 2024 was as follows:

	Hussman Strategic Market Cycle Fund	Hussman Strategic Allocation Fund	Hussman Strategic Total Return Fund
Net unrealized depreciation	$(16,323,073)	$(965,842)	$(4,951,423)
Accumulated ordinary income	915,212	5,127	114,819
Capital loss carryforwards	(927,983,370)	(2,304,062)	(44,142,647)
Other gains (losses)	(3,599,243)	388,275	2,951,635
Other temporary differences	(789,029)	(3,914)	(99,265)
Total accumulated deficit	$(947,779,503)	$(2,880,416)	$(46,126,881)

42

Hussman Investment Trust Notes to Financial Statements (continued)
December 31, 2024 (Unaudited)

The following information is based upon the federal income tax cost of investment securities as of December 31, 2024:

	Hussman Strategic Market Cycle Fund	Hussman Strategic Allocation Fund	Hussman Strategic Total Return Fund
Cost of investments	$169,392,973	$20,590,788	$172,396,757
Gross unrealized appreciation	$113,200,736	$673,636	$1,009,517
Gross unrealized depreciation	(29,523,809)	(1,639,478)	(5,960,940)
Net unrealized depreciation	$(16,323,073)	$(965,842)	$(4,951,423)

The difference between the federal income tax cost of investments and the financial statement cost of investments for each Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to losses deferred due to wash sales, derivatives and adjustments to basis for publicly traded partnerships, passive foreign investment companies and grantor trusts.

As of June 30, 2024, the Funds had the following capital loss carryforwards for federal income tax purposes:

	Hussman Strategic Market Cycle Fund	Hussman Strategic Allocation Fund	Hussman Strategic Total Return Fund
Short-term capital loss carryforwards	$505,517,253	$—	$36,862,464
Long-term capital loss carryforwards	422,466,117	2,304,062	7,280,183
Total	$927,983,370	$2,304,062	$44,142,647

These capital loss carryforwards, which do not expire, may be utilized by the Funds in the current and future years to offset their net realized capital gains, if any, prior to distributing such gains to shareholders.

Each Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions taken on federal income tax returns for the current and all open years (generally, tax returns that have been filed within the past three years) and all major jurisdictions and has concluded that no provisions for unrecognized tax benefits or expenses is required in these financial statements. Therefore, no tax expense (including interest and penalties) was recorded in the current year and no adjustments were made to prior periods.

43

Hussman Investment Trust Notes to Financial Statements (continued)
December 31, 2024 (Unaudited)

Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses on the Statements of Operations. During the six months ended December 31, 2024, the Funds did not incur any interest or penalties.

2. INVESTMENT TRANSACTIONS

During the six months ended December 31, 2024, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, were as follows:

	Hussman Strategic Market Cycle Fund	Hussman Strategic Allocation Fund	Hussman Strategic Total Return Fund
Purchases of investment securities	$634,993,483	$31,749,675	$74,815,871
Proceeds from sales of investment securities	$685,070,889	$34,253,653	$86,023,960

During the six months ended December 31, 2024, cost of purchases and proceeds from sales and maturities of long-term U.S. government securities were as follows:

	Hussman Strategic Market Cycle Fund	Hussman Strategic Allocation Fund	Hussman Strategic Total Return Fund
Purchases of investment securities	$—	$12,133,460	$225,374,471
Proceeds from sales and maturities of investment securities	$—	$8,092,276	$122,281,572

3. TRANSACTIONS WITH AFFILIATES

Advisory Agreement

Under the terms of an Advisory Agreement between the Trust and the Adviser, Hussman Strategic Market Cycle Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at annual rates of: 0.90% of the first $2 billion of the Fund’s average daily net assets; 0.85% of the next $3 billion of such assets; and 0.80% of such assets over $5 billion. Under the terms of a separate Advisory Agreement between the Trust and the Adviser, Hussman Strategic Allocation Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at annual rates of: 0.75% of the first $2 billion of the Fund’s average daily net assets; 0.70% of the next $3 billion of such assets; and 0.65% of such assets over $5 billion. Under the terms of a separate Advisory Agreement between the Trust and the Adviser, Hussman Strategic Total Return Fund pays the Adviser a fee, which is computed and accrued

44

Hussman Investment Trust Notes to Financial Statements (continued)
December 31, 2024 (Unaudited)

daily and paid monthly, at annual rates of: 0.50% of the first $1 billion of the Fund’s average daily net assets; 0.45% of the next $1.5 billion of such assets; and 0.40% of such assets over $2.5 billion.

The Adviser has contractually agreed that, until November 1, 2025, it will waive its advisory fees and/or absorb operating expenses of each Fund to the extent necessary so that operating expenses of Hussman Strategic Market Cycle Fund, Hussman Strategic Allocation Fund and Hussman Strategic Total Return Fund (excluding fees and expenses incurred on investments in other investment companies and pooled investment vehicles, brokerage commissions, taxes, interest expense and any extraordinary expenses) do not exceed annually an amount equal to 1.15%, 1.25% and 0.75%, respectively, of such Fund’s average daily net assets. During the six months ended December 31, 2024, the Adviser waived advisory fees in the amount of $63,328, $101,947 and $73,667 with respect to Hussman Strategic Market Cycle Fund, Hussman Strategic Allocation Fund and Hussman Strategic Total Return Fund, respectively. Additionally, during the six months ended December 31, 2024, the Adviser absorbed operating expenses of $15,917 with respect to Hussman Strategic Allocation Fund.

Pursuant to the Expense Limitation Agreements governing these arrangements, each Fund is obligated to reimburse the Adviser the amount of advisory fees previously waived and expenses previously absorbed by the Adviser for a period of three years from the date such fees or expenses were waived or absorbed, but only if such reimbursement does not cause the Fund’s operating expenses (after the reimbursement is taken into account) to exceed the lesser of: (i) the expense limitation in effect at the time such fees and expenses were waived or absorbed; and (ii) the expense limitation in effect at the time the Adviser seeks reimbursement of such fees and expenses. The Expense Limitation Agreements may not be terminated by the Adviser without the approval of the Board of Trustees. As of December 31, 2024, the amount of fee waivers and expense reimbursements available for possible recovery by the Adviser from Hussman Strategic Market Cycle Fund, Hussman Strategic Allocation Fund and

45

Hussman Investment Trust Notes to Financial Statements (continued)
December 31, 2024 (Unaudited)

Hussman Strategic Total Return Fund is $112,811, $658,995 and $277,644, respectively. The portions of these amounts that the Adviser may recover expire as of the following dates:

	June 30, 2025	June 30, 2026	June 30, 2027	December 31, 2027	Total
Hussman Strategic Market Cycle Fund	$—	$—	$49,483	$63,328	$112,811
Hussman Strategic Allocation Fund	$78,405	$217,791	$244,935	$117,864	$658,995
Hussman Strategic Total Return Fund	$5,980	$62,625	$135,372	$73,667	$277,644

The Adviser may agree to continue after November 1, 2025 the current arrangement to limit the Funds’ expenses or to implement a similar arrangement, but it is not obligated to do so.

Certain officers of the Trust are also officers of the Adviser.

Other Service Providers

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Funds. The Funds pay Ultimus fees for these services in accordance with various servicing agreements. In addition, the Funds reimburse Ultimus for certain out-of-pocket expenses incurred in providing services to the Funds, including, but not limited to, postage, supplies and costs related to the pricing of the Funds’ portfolio securities. Certain officers of the Trust are also officers of Ultimus, or Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of the Funds. The Distributor is a wholly-owned subsidiary of Ultimus.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Funds. NLCS is a wholly-owned subsidiary of Ultimus.

The Funds compensate certain financial intermediaries for providing account maintenance and shareholder services to shareholder accounts held through such intermediaries. During six months ended December 31, 2024, Hussman Strategic Market Cycle Fund, Hussman Strategic Allocation Fund and Hussman Strategic Total Return Fund paid $64,299, $1,719 and $33,180, respectively, to financial intermediaries for such services.

46

Hussman Investment Trust Notes to Financial Statements (continued)
December 31, 2024 (Unaudited)

Trustee Compensation

Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Funds for their services. Each Trustee who is not an “interested person,” as defined by the 1940 Act, of the Trust or an affiliated person of the Adviser or Ultimus (an “Independent Trustee”) receives from the Trust: an annual retainer of $50,000, payable quarterly; a fee of $7,000 for attendance at each regular quarterly meeting of the Board of Trustees other than the annual meeting of the Board, for which each Independent Trustee receives an attendance fee of $12,000; a fee of $4,000 for attendance at each special meeting of the Board of Trustees; a fee of $3,000 for attendance at each meeting of any committee of the Board of Trustees that is not held on the same day as a Board of Trustees meeting; and a fee of $1,500 for participation in each informal monthly telephone conference call of the Board of Trustees. In addition, the Independent Trustees are reimbursed for travel and other expenses incurred in attending meetings. Each Fund pays its proportionate share of the Independent Trustees’ fees and expenses.

Principal Holder of Fund Shares

As of December 31, 2024, Charles Schwab & Co. (for the benefit of its customers) owned of record 29.4% and 38.0% of the outstanding shares of Hussman Strategic Market Cycle Fund and Hussman Strategic Total Return Fund, respectively, National Financial Services, LLC (for the benefit of its customers) owned of record 25.2% of the outstanding shares of Hussman Strategic Market Cycle Fund and an officer of the Adviser owned of record 50.9% of the outstanding shares of Hussman Strategic Allocation Fund. A shareholder owning of record or beneficially 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

47

Hussman Investment Trust Notes to Financial Statements (continued)
December 31, 2024 (Unaudited)

4. DERIVATIVES TRANSACTIONS

The locations in the Statements of Assets and Liabilities of the derivative positions of Hussman Strategic Market Cycle Fund and Hussman Strategic Allocation Fund are as follows:

Hussman Strategic Market Cycle Fund

			Fair Value		Average Monthly
Type of Derivative	Risk	Location	Asset Derivatives	Liability Derivatives	Notional Value During the Six Months Ended December 31, 2024*
Index put options purchased	Equity	Investments in securities at value	$5,998,600	$—	$361,305,560
Index call options purchased	Equity	Investments in securities at value	—	—	9,681,215
Index call options written	Equity	Written call options, at value	—	(163,322,890)	(361,305,560)

*	The average monthly notional value generally represents the Fund’s derivative activity throughout the six months.

Hussman Strategic Allocation Fund

			Fair Value		Average Monthly
Type of Derivative	Risk	Location	Asset Derivatives	Liability Derivatives	Notional Value During the Six Months Ended December 31, 2024*
Index put options purchased	Equity	Investments in securities at value	$16,836	$—	$16,626,776
Index call options written	Equity	Written call options, at value	—	(4,894,030)	(16,626,776)

*	The average monthly notional value generally represents the Fund’s derivative activity throughout the six months.

48

Hussman Investment Trust Notes to Financial Statements (continued)
December 31, 2024 (Unaudited)

Realized and unrealized gains and losses associated with transactions in derivative instruments for Hussman Strategic Market Cycle Fund and Hussman Strategic Allocation Fund during the six months ended December 31, 2024 are recorded in the following locations on the Statements of Operations:

Hussman Strategic Market Cycle Fund

Type of Derivative	Risk	Location	Realized Losses	Location	Change in Unrealized Appreciation (Depreciation)
Index put options purchased	Equity	Net realized gains (losses) from investments	$(10,246,574)	Net change in unrealized appreciation (depreciation) on investments	$1,048,716
Index call options purchased	Equity	Net realized gains (losses) from investments	137,472	Net change in unrealized appreciation (depreciation) on investments	—
Index call options written	Equity	Net realized gains (losses) from written option contracts	(52,971,455)	Net change in unrealized appreciation (depreciation) on written option contracts	23,509,595

Hussman Strategic Allocation Fund

Type of Derivative	Risk	Location	Realized Gains (Losses)	Location	Change in Unrealized Appreciation (Depreciation)
Index put options purchased	Equity	Net realized gains (losses) from investments	$(70,468)	Net change in unrealized appreciation (depreciation) on investments	$11,899
Index call options written	Equity	Net realized gains (losses) from written option contracts	(2,185,115)	Net change in unrealized appreciation (depreciation) on written option contracts	953,594

49

Hussman Investment Trust Notes to Financial Statements (continued)
December 31, 2024 (Unaudited)

Hussman Strategic Total Return Fund had no transactions in derivative instruments during the six months ended December 31, 2024.

In the ordinary course of business, Hussman Strategic Market Cycle Fund and Hussman Strategic Allocation Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset the exposure it has on any transaction with a specific counterparty with any collateral it has received or delivered in connection with other transactions with that counterparty. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis.

The offsetting of financial liabilities and derivative liabilities as of December 31, 2024 are as follows:

Hussman Strategic Market Cycle Fund

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on Statements of Assets and Liabilities	Net Amounts of Liabilities Presented on Statements of Assets and Liabilities	Collateral Pledged*	Net Amount
Written options at market value	$(163,322,890)	$—	$(163,322,890)	$163,322,890	$—
Total subject to a master netting or similar arrangement	$(163,322,890)	$—	$(163,322,890)	$163,322,890	$—

*

Common stocks owned by the Fund are held in escrow by the Fund’s custodian (or by a security depository) to secure the Fund’s obligations to settle outstanding call option contracts it has written (Note 1). Amounts in collateral pledged in the table above are limited to the net amounts presented on the Statements of Assets and Liabilities.

50

Hussman Investment Trust Notes to Financial Statements (continued)
December 31, 2024 (Unaudited)

Hussman Strategic Allocation Fund

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on Statements of Assets and Liabilities	Net Amounts of Liabilities Presented on Statements of Assets and Liabilities	Collateral Pledged*	Net Amount
Written options at market value	$(4,894,030)	$—	$(4,894,030)	$4,894,030	$—
Total subject to a master netting or similar arrangement	$(4,894,030)	$—	$(4,894,030)	$4,894,030	$—

*

Common stocks owned by the Fund are held in escrow by the Fund’s custodian (or by a security depository) to secure the Fund’s obligations to settle outstanding call option contracts it has written (Note 1). Amounts in collateral pledged in the table above are limited to the net amounts presented on the Statements of Assets and Liabilities.

5. CERTAIN INVESTMENTS AND ASSOCIATED RISKS

The securities in which the Funds invest, as well as the risks associated with these securities and with the investment programs of the Funds, are described in each Fund’s Prospectus. Among these risks are those associated with investments in derivative instruments, investments in shares of money market funds, and concentration of investments within a particular business sector.

Risks of Derivative Instruments — The purchase and sale of derivative instruments, including options and futures contracts, and other derivative transactions involve risks different from those involved with direct investments in securities and also require different skills from the Adviser in managing each Fund’s portfolio of investments. While utilization of options, futures contracts and similar instruments may be advantageous to the Funds, if the Adviser is not successful in employing such instruments in managing a Fund’s investments or in anticipating general market movements, the Fund’s performance will be worse than if the Fund did not make such investments. It is possible that there will be imperfect correlation, or even no correlation, between price movements of the investments held by the Funds and the options, futures or other derivative instruments used to hedge those investments. It is also possible that a Fund may be unable to close out or liquidate its hedges during unusual periods of illiquidity in the options, futures or other markets. In addition, a Fund will pay commissions and other costs in connection with its transactions in such instruments, which may increase its expenses and reduce its investment performance.

51

Hussman Investment Trust Notes to Financial Statements (continued)
December 31, 2024 (Unaudited)

Investments in Money Market Funds — In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may at times invest a significant portion of its assets in shares of money market funds. As of December 31, 2024, Hussman Strategic Market Cycle Fund and Hussman Strategic Allocation Fund had 48.3% and 25.0%, respectively, of the value of its net assets invested in shares of a money market fund registered under the 1940 Act. The annual report, along with the report of the independent registered public accounting firm is included in the money market fund’s N-CSR available at www.sec.gov. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market funds have been rare, they are possible. The Fund, as investors in money market funds, indirectly bear the fees and expenses of those funds, which are in addition to the fees and expenses of the Fund.

Sector Risk — If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development generally affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. This may increase the risk of loss of an investment in a Fund and increase the volatility of a Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments, may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio could be adversely affected if it has significant holdings of securities of issuers in that sector. As of December 31, 2024, Hussman Strategic Market Cycle Fund had 28.6% of the value of its net assets invested in stocks within the Health Care sector.

6. BANK LINE OF CREDIT

The Trust has established a $15,000,000 unsecured bank line of credit with its custodian bank which collectively allows the Funds to borrow up to this line. Any borrowings under these arrangements bear interest at the Prime Rate, currently 7.50% as of December 31, 2024. During the six months ended December 31, 2024, Hussman Strategic Market Cycle Fund, Hussman Strategic Allocation Fund and Hussman Strategic Total Return Fund did not borrow under their line of credit.

52

Hussman Investment Trust Notes to Financial Statements (continued)
December 31, 2024 (Unaudited)

7. CONTINGENCIES AND COMMITMENTS

The Trust’s officers and Trustees are entitled to indemnification from the Funds for certain liabilities to which they may become subject in connection with the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which may require the Funds to indemnify the other parties to the contracts in the event of certain losses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve potential claims for indemnification for losses that may or may not be incurred in the future. However, based on experience, the Trust believes the risk of loss to be remote.

8. SUBSEQUENT EVENTS

The Funds are required to recognize in their financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the date of issuance of these financial statements and has noted no such events.

53

Hussman Investment Trust Additional Information (Unaudited)

Changes in Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosure

Not applicable.

Renumeration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

54

INVESTMENT ADVISER
Hussman Strategic Advisors, Inc.
6021 University Boulevard, Suite 490
Ellicott City, Maryland 21043

www.hussmanfunds.com
1-800-HUSSMAN (1-800-487-7626)

ADMINISTRATOR/TRANSFER AGENT

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

CUSTODIAN

U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
342 N. Water Street
Suite 830
Milwaukee, Wisconsin 53202

LEGAL COUNSEL

Troutman Pepper Hamilton Sanders LLP
3000 Two Logan Square
Eighteenth and Arch Streets
Philadelphia, PA 19103

This Report is authorized for
distribution only if accompanied or preceded
by a current Prospectus of the Funds.

(b) Included in (a)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable

Item 16. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1) Not applicable

(2) Change in the registrant’s independent public accountant: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hussman Investment Trust

By (Signature and Title)*	/s/ John P. Hussman
John P. Hussman, President and Chief Executive Officer

Date	February 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John P. Hussman
John P. Hussman, President and Chief Executive Officer

Date	February 28, 2025

By (Signature and Title)*	/s/ Mark J. Seger
Mark J. Seger, Treasurer and Chief Financial Officer

Date	February 28, 2025

*	Print the name and title of each signing officer under his or her signature.